Vessels, Net	12 Months Ended
Dec. 31, 2025
Vessels, Net
Vessels, Net
7.	Vessels, Net

Vessels, net are analyzed as follows:

	Vessels’ cost	Drydocking and special survey costs	Total
Cost
Balance – January 1, 2024	1,138,221,805	16,215,323	1,154,437,128
Fully amortized Drydock component	—	(6,000,000)	(6,000,000)
Additions	—	11,628,230	11,628,230
Balance - December 31, 2024	1,138,221,805	21,843,553	1,160,065,358
Fully amortized Drydock component	—	(1,600,000)	(1,600,000)
Additions	1,720,000	3,218,335	4,938,335
Balance - December 31, 2025	1,139,941,805	23,461,888	1,163,403,693
Accumulated Depreciation
Balance – January 1, 2024	(158,183,343)	(8,185,605)	(166,368,948)
Fully amortized Drydock component	—	6,000,000	6,000,000
Depreciation charge for the year	(37,494,282)	(3,604,608)	(41,098,890)
Balance - December 31, 2024	(195,677,625)	(5,790,213)	(201,467,838)
Fully amortized Drydock component	—	1,600,000	1,600,000
Depreciation charge for the year	(37,111,815)	(4,306,861)	(41,418,676)
Balance - December 31, 2025	(232,789,440)	(8,497,074)	(241,286,514)
Net Book Value – December 31, 2024	942,544,180	16,053,340	958,597,520
Net Book Value – December 31, 2025	907,152,365	14,964,814	922,117,179

Vessels with an aggregate carrying amount of $922,117,179 as of December 31, 2025 (December 31, 2024: $702,526,997) have been secured under the Group’s credit facilities through, among other things, first priority mortgages.

In the year ended December 31, 2025, the Group drydocked its Suezmax vessels, Nissos Sifnos and Nissos Sikinos, for their first five-year scheduled special survey. The drydock cost amounted to $1.5 million for each of the Nissos Sifnos and Nissos Sikinos, respectively. In addition, during the same drydockings, each vessel was fitted with a shaft generator at a cost of $0.9 million per vessel.

In the year ended December 31, 2024, the Group drydocked its VLCC vessels, for their first five-year scheduled special survey. The drydock cost amounted to $2.1 million for Nissos Despotiko, $2.0 million for Nissos Donoussa, $1.8 million for Nissos Kythnos, and $1.9 million for each of Nissos Rhenia, Nissos Keros and Nissos Anafi.

Depreciation and amortization for the years ended December 31, 2025, 2024 and 2023 amounted to $41,418,676, $41,098,890 and $40,337,658, respectively.

Other Fixed Assets

As of December 31,	2025	2024
Right-of-Use assets	58,332	80,206
Total	58,332	80,206

The Group has recognized Right-of-Use assets, pursuant to contracts for the lease of office space and a Company car. For the year ended December 31, 2025, 2024 and 2023, the Group recorded an amount of $21,874, $35,347 and $44,970, respectively, as depreciation expense with regards to Right-of-Use assets recognized.

Advances for acquisition of vessels

Advances for acquisition of vessels are analyzed as follows:

Balance – January 1, 2025	—
Additions during the period	38,894,251
Balance – December 31, 2025	38,894,251

On November 7, 2025 the Company agreed to acquire from an unaffiliated third party, the Hull No. H5102 and the Hull No. H5103 which were named Nissos Piperi and Nissos Serifopoula upon their respective deliveries, for a purchase price of $97.0 million each and that were delivered to the Company on January 8, 2026 and January 14, 2026, respectively. Part of the purchase price of the vessels amounting to $38.8 million and additional predelivery expenses were already paid in 2025 and presented as of December 31, 2025 in advances for acquisition of vessels in the accompanying consolidated statement of financial position. The Company incurred $94,251 of additional predelivery expenses. The subsidiaries that own these vessels are wholly owned by OET.